Document and Entity Information	Jun. 06, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	BUCKLE, INC
Entity Incorporation, State or Country Code	NE
Entity File Number	001-12951
Entity Tax Identification Number	47-0366193
Entity Address, Address Line One	2407 West 24th Street
Entity Address, City or Town	Kearney
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68845-4915
City Area Code	308
Local Phone Number	236-8491
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000885245
Amendment Flag	false